Employee Benefit Plans - Plans in which PBO Exceeded Fair Value (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-US
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 0	$ 0
Fair value of plan assets	0	0
US plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	207,059	266,090
Fair value of plan assets	$ 189,382	$ 222,417